MERGER AND SELF-MANAGEMENT TRANSACTION - Narrative (FY) (Details)				3 Months Ended				4 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Feb. 01, 2021 $ / shares	Dec. 31, 2015 $ / shares shares	Jun. 24, 2015 shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Apr. 30, 2020	Dec. 31, 2015 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) property $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) property $ / shares	Dec. 31, 2019 USD ($) property $ / shares shares	Aug. 04, 2021 $ / shares	May 05, 2021 $ / shares	Mar. 25, 2021 $ / shares	Feb. 25, 2021 $ / shares	Jan. 27, 2021 $ / shares	Jan. 22, 2021 $ / shares	May 20, 2020 $ / shares	Jan. 18, 2018 $ / shares	Jun. 23, 2015 $ / shares
Business Acquisition [Line Items]
Number of real estate properties acquired | property											0		0
Net asset value (in usd per share) | $ / shares											$ 21.01		$ 21.01	$ 30.48	$ 26.05	$ 24.61			$ 23.03		$ 21.01	$ 30.00
Self-management transaction expense													$ 201,920	$ 1,468,913
Decrease in estimated fair value of real estate properties, percentage								14.00%
Goodwill impairment loss							$ 33,267,143			$ 0	$ 0	$ 33,267,143	33,267,143
Intangible assets amortization expense				$ 471,790		$ 446,921				1,397,529		1,372,910	$ 1,833,054	$ 0
Impairment of intangible assets (excluding goodwill)							$ 1,305,260
2021				1,905,826						1,905,826
2022				815,228						815,228
2023				$ 728,499						$ 728,499
Class M OP Units
Business Acquisition [Line Items]
Stock split, conversion ratio					1.6667		1			1.6667			1.6667
Net asset value (in usd per share) | $ / shares				$ 45.48						$ 45.48	$ 35.02		$ 35.02
Other ownership interests, units issued (in shares) | shares				65,794.95						65,794.95
Class P OP Units
Business Acquisition [Line Items]
Stock split, conversion ratio													1.6667
Other ownership interests, units issued (in shares) | shares				56,029						56,029				56,029
Stock compensation expense				$ 88,783		$ 88,784				$ 266,350		$ 266,350	$ 355,133
BrixInvest
Business Acquisition [Line Items]
Contribution of Class M OP Units and Class P OP Units							$ 50,603,000							$ 50,603,000
Self-management transaction expense													201,920	1,468,913
Intangible assets														$ 7,700,000
2021											$ 1,840,576		1,840,576
2022											1,840,576		1,840,576
2023											749,978		749,978
2024											696,658		696,658
BrixInvest | Class M OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares) | shares														657,949.5
BrixInvest | Class P OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares) | shares														26,318
BrixInvest | Investor list, net
Business Acquisition [Line Items]
Impairment of intangible assets (excluding goodwill)							$ 1,305,260				0
BrixInvest | Web services technology, domains and licenses
Business Acquisition [Line Items]
Additional finite-lived intangible assets acquired													566,102
Daisho OP Holdings, LLC | Class M OP Units
Business Acquisition [Line Items]
Stock split, conversion ratio														1
Daisho OP Holdings, LLC | BrixInvest
Business Acquisition [Line Items]
Ownership interests distributed														100.00%
Operating Partnership | Class M OP Units and Class P OP Units
Business Acquisition [Line Items]
Noncontrolling interest (as a percent)														13.00%
Messrs. Halfacre and Pacini | Class P OP Units
Business Acquisition [Line Items]
Other ownership interests, units issued (in shares) | shares														29,711
Other ownership interests, capital account				$ 887,835						$ 887,835	$ 1,154,186		$ 1,154,186	$ 1,509,319
Other ownership interests, amortization period										51 months			51 months
Sponsor
Business Acquisition [Line Items]
Issuance of common stock in offering (in shares) | shares		3,333.3	3,333.3
Shares issued (in usd per share) | $ / shares		$ 30.00							$ 30.00														$ 30.00
REIT I
Business Acquisition [Line Items]
Ownership (as a percent)														4.80%
Subsequent Event
Business Acquisition [Line Items]
Stock split, conversion ratio	0.3333
Net asset value (in usd per share) | $ / shares	$ 23.03																$ 23.03	$ 21.01	$ 23.03	$ 21.01
Class C
Business Acquisition [Line Items]
Stock split, conversion ratio										1				1
Class C | Sponsor
Business Acquisition [Line Items]
Issuance of common stock in offering (in shares) | shares									6,666.7					3,580
REIT I
Business Acquisition [Line Items]
Number of real estate properties acquired | property											14		14	20
Number of real estate properties, subject to California law | property														17
Percentage of assets acquired by value, subject to California law														93.00%
Contingent consideration paid														$ 0
Acquisition-related transaction costs														$ 3,044,480
REIT I | Class C
Business Acquisition [Line Items]
Issuance of common stock in merger (in shares) | shares														2,680,740.5